Cover	6 Months Ended
Jun. 30, 2023
Cover [Abstract]
Document Type	6-K
Entity File Number	001-40488
Entity Registrant Name	MOLECULAR PARTNERS AG
Entity Address, Address Line One	Wagistrasse 14
Entity Address, Postal Zip Code	8952
Entity Address, City or Town	Zürich-Schlieren
Entity Address, Country	CH
Amendment Flag	false
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	Q2
Entity Central Index Key	0001745114
Document Period End Date	Jun. 30, 2023
Current Fiscal Year End Date	--12-31